Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 12,802	$ 23,431
Accounts receivable, net	0	0
TOTAL CURRENT ASSETS	12,802	23,431
TOTAL ASSETS	12,802	23,431
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	153,530	182,173
Conversion option liabilities	67,757	20,212
Officer advances	90,573	90,573
Note payables - related party	391,604	308,821
Note payable	360,000	360,000
TOTAL CURRENT LIABILITIES	1,063,464	961,779
TOTAL LIABILITIES	1,063,464	961,779
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value: 10,000,000 shares authorized; none issued and outstanding at June 31, 2011 and December 31, 2010, respectively	0	0
Class A Common stock, $0.001 par value: 150,000,000 shares authorized;118,982,000 and 117,552,000 issued and outstanding at March 31, 2011 and December 31, 2010, respectively	130,296	117,552
Class B Common stock, $0.001 par value: 200,000,000 shares authorized; Zero shares issued and outstanding at June 30, 2011 and December 31, 2010	0	0
Common stock subscribed: 300,000 shares and 300,000 shares at March 31, 2011 and December 31, 2010 respectively	75,000	75,000
Additional Paid-in capital	8,335,693	7,396,538
Accumulated deficit	(9,591,651)	(8,527,438)
TOTAL STOCKHOLDERS' DEFICIT	(1,050,662)	(938,348)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 12,802	$ 23,431